Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Gains on valuation of available-for-sale financial assets, tax			$ 3
(Losses)/gains on cash flow hedges	$ 0	$ 1
Exchange (losses)/gains on retranslation of foreign operations, tax	3	2	1
Gains/(losses) on equity instruments classified as fair value through other comprehensive income	2	2
Re-measurement (losses)/gains on defined benefit plans, related tax credit/(charge)	$ (1)	$ 4	$ 0